Pension And OPEB Plans (Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net regulatory asset recognized	$ 111	$ 111	$ 98
Accumulated other comprehensive net loss	$ (97)	(101)	(111)	$ (113)	$ (107)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(4)	(4)
Other noncurrent liabilities		(896)	(1,016)
Net liability recognized		(900)	(1,020)
Net loss		538	583
Net regulatory asset recognized		538	583
Accumulated other comprehensive net loss		124	136
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(12)
Other noncurrent liabilities		(1,037)	(973)
Net liability recognized		(1,049)	(973)
Net loss		402	296
Prior service cost (credit)		(86)	(30)
Net regulatory asset recognized		316	266
Accumulated other comprehensive net loss		$ 3	$ 4